Prudential Investment Portfolios 12
655 Broad Street

Newark, New Jersey 07102

September 18, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re: 485(b) Filing for Prudential Investment Portfolios 5
Registration Numbers 333-42705 and 811-08565

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates September 18, 2017 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-8982.

Sincerely,

/s/ Diana Huffman

Diana Huffman
Vice President & Corporate Counsel